Equity - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) shares tranche $ / shares	Dec. 31, 2023 USD ($) shares plan	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares	Mar. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		224,902	112,451
Total purchase consideration | $		$ 3,068,000	$ 1,782,000
Deferred finance cost | $		$ 15,000	$ 20,000
Shares issued (in shares)		298,935,706	298,394,203
Equity (in shares)		298,935,706	298,394,203
Compensation expense | $		$ 10,720,000	$ 8,939,000
Options exercised (in shares)		152,120	304,635
Proceeds from exercise of options | $		$ 335,000	$ 916,000
Options granted (in shares)		0	1,263,685
Weighted average exercise price of options granted (in usd per share) | (per share)		$ 0	$ 8.97
Options outstanding (in shares)		4,390,222	4,807,620	4,041,567
Shares to be issued (in shares)		17,140,498	18,844,127
Share-based compensation | $		$ 10,959,000	$ 9,408,000
Ballard Motive Solutions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	337,353
Number of tranches | tranche	3
Price per share (usd per share) | $ / shares	$ 18.30
Net proceeds | $	$ 4,851,000
Prospectus
Disclosure of classes of share capital [line items]
Sale of stock authorized amount | $					$ 1,500,000,000
Renewal term		2 years
Share Distribution Plan
Disclosure of classes of share capital [line items]
Shares issued (in shares)		0	0
Compensation expense | $		$ 0	$ 0
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)		152,120	304,635
Proceeds from exercise of options | $		$ 335,000	$ 916,000
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)		7 years
Compensation expense | $		$ 3,035,000	5,931,000
Award vesting period (years)		3 years
Stock Option | Tranche One
Disclosure of classes of share capital [line items]
Award vesting percentage		33.33%
Stock Option | Tranche Two
Disclosure of classes of share capital [line items]
Award vesting percentage		33.33%
Stock Option | Tranche Three
Disclosure of classes of share capital [line items]
Award vesting percentage		33.33%
DSUs
Disclosure of classes of share capital [line items]
Compensation expense | $		$ 397,000	$ 529,000
Number of common shares each unit is redeemable for (in shares)		1
Number of shares granted (in shares)		93,188	80,319
Exercised (in shares)		65,499	126,862
Common shares issued (in shares)		31,736	58,990
Share-based compensation | $		$ 171,000	$ 753,000
Outstanding (in shares)		737,369	709,680	756,223
Granted (in shares)		93,188	80,319
RSUs
Disclosure of classes of share capital [line items]
Compensation expense | $		$ 7,288,000	$ 2,479,000
Options exercised (in shares)		132,745	217,832
Award vesting period (years)		3 years
Number of common shares each unit is redeemable for (in shares)		1
Exercised (in shares)		279,668	460,681
Share-based compensation | $		$ 585,000	$ 2,466,000
Outstanding (in shares)		3,141,446	1,002,080	966,220
Number of plans | plan		2
Granted (in shares)		2,996,387	567,693